UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-08842

       Name of Fund:  BBH U.S. Money Market Portfolio

       Fund Address:  40 Water Street
               	    Boston, MA  02109-3661

       Name and address of agent for service:
			Charles Schreiber, Principal Financial Officer,
			BBH U.S. Money Market Portfolio, 40 Water Street,
       		Boston, MA, 02109.
			Mailing address:  140 Broadway, New York, NY, 10005

       Registrant's telephone number, including area code:
       (800) 625-5759

       Date of fiscal year end: JUNE 30

       Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
 March 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal												Maturity		Interest
	Amount												Date			Rate				Value

			ASSET BACKED SECURITIES (4.4%)
 $ 	 14,000,000  		AmeriCredit Automobile Receivables Trust 2006-1		03/06/07		4.780  % 		 	$14,000,000
  	 10,994,242  		Capital Auto Receivable Asset Trust 2003-11		04/16/07		4.839 	  		 10,997,607
  	 13,713,546  		Capital Auto Receivable Asset Trust 2006-1		02/15/07		4.642 	  		 13,713,546
  	 6,655,378  		CIT Equipment Collatetal 2005-EF1				09/20/06		3.852 	  		 6,650,775
  	 15,043,195  		Ford Credit Auto Owner Trust 2006-A				11/15/06		4.725 	  		 15,043,195
  	 8,000,000  		Hyundai Auto Receivables Trust 2006-A			03/15/07		4.838 	  		 8,000,000
  	 13,171,740  		Nissan Auto Receivables Owner Trust 2006-A		02/15/07		4.663 	  		 13,171,740
  	 7,104,624  		Triad Auto Receivables Owners Trust 2006-A		02/12/07		4.574 	  		 7,104,624
  	 6,320,936  		USAA Auto Owner Trust 2005-3					11/19/06		4.170 	  		 6,317,099
  	 21,255,649  		USAA Auto Owner Trust 2006-1					03/15/07		4.755 	  		 21,255,649
																					-----------
			Total Asset Backed Securities														116,254,235
																					----------

			CERTIFICATES OF DEPOSIT (5.4%)
  	 25,000,000  		Deutsche Bank AG							07/25/06		4.065 	  		24,999,535
  	 25,000,000  		Istituto Bancari							05/30/06		4.760 	  		24,999,467
  	 20,000,000  		 Lloyds Bank, Plc. 						06/01/06		4.770 	  		20,000,335
  	 50,000,000  		Washington Mutual Bank						05/10/06		4.690 	  		50,000,000
  	 25,000,000  		Wells Fargo Bank							05/05/06		4.770 	  		24,999,985
 														Total Certificates of Deposit	144,999,322
																					---------

			COMMERCIAL PAPER (46.2%)
  	 50,000,000  		Barclays U.S. Funding					05/15/06		4.720 	  	  	 	49,711,556
  	 100,000,000  		 Bear Stearns & Co., Inc. 				04/03/06		4.810 	  	  	 	99,973,278
  	 25,000,000  		 Beta Financial Group,  Inc. 				05/31/06		4.710 	  	 		 24,803,750
  	 50,000,000  		Blue Spice LLC						04/03/06		4.635 	  	  	 	49,987,125
  	 100,000,000  		BMW U.S. Capital LLC					04/03/06		4.820 	  	  	 	99,973,222
  	 50,000,000  		 CC USA, Inc. 						05/30/06		4.710 	  	  	 	49,614,042
  	 7,185,000  		City of Chicago						06/01/06		4.740 	  	  	 	7,127,292
  	 43,550,000  		Columbia University					05/03/06		4.780 	  	  	 	43,364,961
  	 25,000,000  		Credit Suisse First Boston Corp.			05/30/06		4.720 	  			 24,806,611
  	 50,000,000  		Danske Corp.						05/05/06		4.750 	  	  		 49,775,694
  	 25,000,000  		General Electric						04/28/06		4.750 	  	  		 25,000,000
  	 25,000,000  		 HSBC Americas, Inc. 					05/08/06		4.760 	  	  		 24,877,694
  	 17,000,000  		 HSBC Americas, Inc. 					05/09/06		4.765 	  	  	 	16,914,495
  	 22,326,000  		ING Funding LLC						04/27/06		4.750 	  	  		 22,249,409
  	 27,000,000  		ING Funding LLC						04/28/06		4.750 	  	  		 26,903,812
  	 49,860,000  		Kittyhawk Funding Corp.					05/18/06		4.786 	  	  		 49,548,480
  	 50,000,000  		Koch Resources						04/07/06		4.750 	  	  		 49,960,417
  	 50,000,000  		Lloyds Bank							04/05/06		4.770 	  	  		 49,973,500
  	 25,000,000  		 Merrill Lynch & Co., Inc. 				04/28/06		4.750 	  	  	 	 24,910,937
  	 20,000,000  		Morgan Stanley						04/04/06		4.770 	  	  		 19,992,050
  	 20,000,000  		National Rural Utilities Cooperative Finance
						Corp.							04/25/06		4.750 	  		  	 19,936,667

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
 March 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal											Maturity		 Interest
	Amount											Date			Rate				Value
			COMMERCIAL PAPER (continued)
 $ 	 35,150,000  		Network Rail Infrastructure				04/06/06		4.450%			$35,128,275
  	 13,490,000  		Power Authority of State of New York		04/03/06		4.600 	  		 13,486,553
  	 50,000,000  		Rabobank USA Financial					04/03/06		4.830 	  		 49,986,583
  	 50,000,000  		Rabobank USA Financial					04/04/06		4.770 	  		 49,980,125
  	 11,077,000  		Rights of University of California			05/10/06		4.723 	  		 11,020,325
  	 16,050,000  		Southern Company Funding				04/26/06		4.760 	  		 15,996,946
  	 19,700,000  		Southern Company Funding				04/27/06		4.750 	  		 19,632,418
  	 50,000,000  		Steamboat Funding						04/07/06		4.810 	  		 49,959,917
  	 50,000,000  		Three Rivers Funding					04/21/06		4.770 	  		 49,867,500
  	 60,000,000  		 UBS Finance, Ltd. 					04/03/06		4.568 	  		 59,984,775
  	 25,000,000  		Variable Funding Capital Corp.			04/03/06		4.450 	  		 24,993,819
  	 25,000,000  		Variable Funding Capital Corp.			04/06/06		4.630 	  		 24,983,924
																				------------
			Total Commercial Paper														1,234,426,152
																				--------------

			CORPORATE BONDS (20.2%)
  	 2,000,000  		Alabama Power Co.1					04/23/07		4.864 	  		 2,004,878
  	 8,380,000  		American Express Bank1					11/22/06		4.824 	  		  8,383,115
  	 25,000,000  		American Express Credit Corp.1			03/12/07		4.700 	  		 25,003,632
  	 4,050,000  		Bank One Corp.1						09/15/06		5.020 	  		 4,052,038
  	 5,000,000  		Canadian Imperial Bank of Commerce1			04/04/06		4.598 	  		 4,999,983
  	 25,000,000  		Canadian Imperial Bank of Commerce1			04/28/06		4.762 	  		 24,999,186
  	 20,000,000  		Canadian Imperial Bank of Commerce1			06/21/06		5.055 	  		 19,999,818
  	 25,000,000  		 CIT Group, Inc.1 					05/12/06		4.750 	  		 25,000,390
  	 15,000,000  		 CIT Group, Inc.1 					08/31/06		4.960 	  		 15,006,855
  	 7,425,000  		 CIT Group, Inc.1 					09/22/06		5.335 	  		 7,439,292
  	 25,000,000  		 Citigroup Global Markets Holdings, Inc.1 	05/08/06		4.725 	  		 25,000,999
  	 4,500,000  		 Citigroup, Inc.1 					05/19/06		4.895 	  		  4,500,757
  	 25,000,000  		 Credit Suisse, New York1 				09/26/06		4.930 	  		 25,000,065
  	 5,075,000  		FleetBoston Financial Corp.				04/15/06		7.125 	  		  5,081,255
  	 25,450,000  		General Dynamics Corp.				      05/15/06		2.125 	  		  25,387,695
  	 9,000,000  		General Electric Capital Corp.1		      05/12/06		4.910 	  	         9,001,515
  	 1,000,000  		General Electric Capital Corp.1		      09/18/06		5.060 	  		   1,000,487
  	 2,000,000  		 Goldman Sachs Group, Inc.1 				07/28/06		4.800 	  		   2,001,057
  	 25,000,000  		 Goldman Sachs Group, Inc.1 				10/27/06		4.810 	  		   25,029,328
  	 3,000,000  		 Goldman Sachs Group, Inc.1 				03/30/07		5.060 	  		   3,003,606
  	 6,500,000  		 HBOS Treasury Services, Plc.1 			06/30/06		4.980 	  		   6,500,513
  	 6,775,000  		HSBC Finance Corp.					05/15/06		7.250 	  		   6,801,231
  	 31,831,000  		JPMorgan Chase & Co.				      08/15/06		5.625 	  		   32,006,754
  	 7,000,000  		 Merrill Lynch & Co., Inc.1 				09/18/06		5.130 	  		   7,006,975
  	 15,000,000  		 Merrill Lynch & Co., Inc.1 				02/27/07		4.925 	  		   15,019,040
  	 5,000,000  		Morgan Stanley					      04/15/06		6.100 	  		   5,002,599
  	 25,000,000  		Morgan Stanley1					      01/19/07		5.045 	  		   25,019,480
  	 27,682,000  		National Rural Utilities Cooperative Finance
                                Corp.							05/15/06		6.000 	  		   27,747,767
  	 5,000,000  		PNC Bank NA1					      01/29/07		4.792 	  		   4,999,361
  	 25,245,000  		Prudential Insurance Co.				07/23/06		6.375 	  		   25,423,715

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
 March 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal											Maturity	Interest
	Amount											Date		Rate					Value

			CORPORATE BONDS (continued)
 $ 	 6,500,000  		 Royal Bank of Scotland, Plc.1 		11/24/06		4.790 %				$ 6,501,139
  	 15,165,000  		Santander Finance lssuances			04/01/06		7.000 	  		 	 15,165,000
  	 10,860,000  		SLM Corp.1						04/25/06		4.793 	  		  	 10,860,944
  	 35,000,000  		SLM Corp.1						09/15/06		5.110 	  		  	 35,030,588
  	 2,100,000  		SouthTrust Bank1					03/19/07		4.990 	  		  	 2,101,752
  	 2,000,000  		Suntrust Bank					05/04/06		2.500 	  		  	 1,995,969
  	 25,000,000  		Wal-Mart Stores					06/01/06		5.586 	  		  	 25,073,904
  	 5,200,000  		Wells Fargo Bank1					06/12/06		4.980 	  		  	 5,200,932
  	 20,000,000  		Wells Fargo Bank1					09/15/06		5.000 	  		  	 20,010,767
																				----------
			Total Corporate Bonds														 539,364,381
																				------------

			MUNICIPAL BONDS (6.1%)
  	 15,000,000  		 Baltimore, Maryland, Project Revenue1 	04/06/06		4.840 	  		  	 15,000,000
  	 4,000,000  		Connecticut Housing Finance Authority1	04/06/06		4.760 	  		  	 4,000,000
  	 19,600,000  		Florida Housing Finance Corp.1		04/06/06		4.840 	  		  	 19,600,000
  	 25,000,000  		Florida Housing Finance Corp.1		04/06/06		4.850 	  		  	 25,000,000
  	 2,000,000  		 Jacksonville, Florida, Economic
        Development Commission1 		04/06/06		4.800 	  		  	 2,000,000
  	 2,400,000  		Laguna Development Corp.1			04/06/06		4.850 	  		  	 2,400,000
  	 35,700,000  		Los Angeles Department of Water &
        Power Revenue1					04/06/06		4.780 	  		  	 35,700,000
  	 3,800,000  		Massachusetts Port Authority1			04/12/06		4.920 	  		  	 3,800,000
  	 4,790,000  		Massachusetts State Housing Finance
        Agency1						04/06/06		4.850 	  		  	 4,790,000
  	 49,700,000  		 New York, New York1 				04/05/06		4.850 	  		  	 49,700,000
  	 2,200,000  		Texas State1					04/05/06		4.850 	  		  	 2,200,000
																				----------
			Total Municipal Bonds														 164,190,000
																				-----------

			U.S. GOVERNMENT AGENCY OBLIGATION (3.7%)
  	 100,000,000  		Federal Home Loan Bank1				08/02/06		4.570 	  		  	 99,981,974
																				-----------

			TIME DEPOSITS (14.8%)
  	 100,000,000  		BNP Paribas						04/03/06		4.850 	  		  	 100,000,000
  	 96,000,000  		Branch Bank & Trust				04/03/06		4.790 	  		  	 96,000,000
  	 100,000,000  		Dresdner Bank					04/03/06		4.850 	  		  	 100,000,000
  	 50,000,000  		ING Bank						04/03/06		4.860 	  		  	 50,000,000
  	 50,000,000  		Societe Generale					04/03/06		4.850 	  		  	 50,000,000
																				----------
			Total Time Deposits													 	396,000,000
																				-----------

			TOTAL INVESTMENTS AT AMORTIZED COST							100.8%				$ 2,695,216,064
			LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS					(0.8)				 	(21,935,088)
																				---------------
			NET ASSETS											100.0%				$ 2,673,280,976
	        																		----------------

1	Variable rate instrument. Interest rates
	change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the March 31, 2006 coupon rate.

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
                  sell, or hold any of the securities listed.

	 An investment in money market funds
                   is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these
                   funds.

	 For more complete information on the fund,
                    call 1-800-625-5759 for a prospectus or
                    visit www.bbhfunds.com.
	You should consider the fund's investment
                   objectives, risks, charges, and expenses carefully before you invest.

                   Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

	The BBH Fund Family is managed by Brown
                  Brothers Harriman.
                 The Distributor is Edgewood Services, Inc.
	       Date of first use: 5/06.




ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of
	the registrant's disclosure controls
 	and procedures as conducted
     	within 90 days of the filing
 	date of this Form N-Q, the
	registrant's principal financial
 	officer and
      principal executive officer
	have concluded that those disclosure
 	controls and procedures provide
      reasonable assurance that the
	material information required to be
	disclosed by the registrant on this
      report is recorded, processed,
	summarized and reported within the
	time periods specified in
      the Securities and Exchange
	Commission's rules and forms.

(b)	There were no significant changes
	in the registrant's internal controls
	or in other
      factors that could significantly
	affect these controls subsequent to
	the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by
 Rule 30a-2(a) under the Act are
attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q
 on behalf of: BBH U.S. Money Market Portfolio
    	("registrant");

2.	Based on my knowledge, this report does
 not contain any untrue statement of a
 material fact or omit to
   	state a material fact necessary
to make the statements made, in light
of the circumstances under which such
   	statements were made, not misleading
 with respect to the period covered by
this report;

3. 	Based on my knowledge, the schedules
of investments included in this report,
fairly present in all material
   	respects the investments of the
registrant as of, the end of the fiscal
 quarter for which the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
	Act of 1940) for the registrant and have:

       a.	designed such disclosure controls and
 		procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
      	particularly during the period in which
		this report is being prepared;


       b.	designed such internal control over financial
 		reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c.	evaluated the effectiveness of the
		registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in the
	registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying
 	officer and I have disclosed to the
	registrant's auditors and the audit
 	committee of the  registrant's board
 	of directors (or persons performing
 	the equivalent functions):

       a.	all significant deficiencies
 		and material weaknesses in the design
 		or operation of internal control over
   		financial reporting which
 		are reasonably likely to adversely
		affect the registrant's
		ability to record,
   		process, summarize,
		and report financial  information; and

       b.	any fraud, whether or not material,
 		that involves management or other
 		employees who have a significant
   		role in the registrant's
		internal control over financial
		reporting.



Date:  May 26, 2006


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles Schreiber, certify that:

1.	I have reviewed this report on
 	Form N-Q on behalf of: BBH U.S. Money
 	Market Portfolio ("registrant");

2.	Based on my knowledge, this report
 	does not contain any untrue statement
 	of a material fact or omit to
   	state a material fact necessary
 	to make the statements made, in light
 	of the circumstances under which such
  	statements were made, not misleading
 	with respect to the period covered by
 	this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
 	fairly present in all material
  	respects the investments of the
	registrant as of, the end of the fiscal
 	quarter for which the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
	Act of 1940) for the
  	registrant and have:

       a.	designed such disclosure controls and
 		procedures, or caused such disclosure
 		controls and procedures
   		to be designed under our supervision,
 		to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
      	particularly during the
		period in which this report
 		is being prepared;


       b.	designed such internal control
 		over financial reporting, or caused
		such internal control over financial
 		reporting
   		to be designed under our
		supervision, to provide reasonable
		assurance regarding the reliability
		of financial reporting
  		and the preparation of
		financial statements for external
		purposes in accordance with
		generally accepted accounting
  		principles.


       c.	evaluated the effectiveness
		of the registrant's disclosure
		controls and procedures and
		presented in this report our
    		conclusions about the effectiveness
		of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d.	disclosed in this report any change in
		the registrant's internal control over
		financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. 	The registrant's other certifying officer and
	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a.	all significant deficiencies and material
 		weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b.	any fraud, whether or not material, that
		involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  May 26, 2006


/s/Charles Schreiber
=============
Charles Schreiber
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment
Company Act of 1940, the
registrant has duly caused this report
to be signed on its behalf by the
undersigned, thereunto duly  authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)*  /s/John A. Nielsen
                           --------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  May 26, 2006









Pursuant to the requirements of the
Securities Exchange Act of 1934 and
the Investment Company Act of 1940,
this report has been signed below
 by the following persons on behalf
of the registrant and in the
capacities and on the dates
indicated.



By (Signature and Title)* /s/Charles Schreiber
                          -----------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date:  May 26, 2006


* Print name and title of each signing

 officer under his or her signature.